Convertible Debentures (Detail) - Convertible Debenture Warrant issued (USD $)	12 Months Ended		3 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jan. 25, 2015 Convertible Debenture Warrant [Member]
Stock price on valuation date (in Dollars per share)			$ 0.21
Exercise price (in Dollars per share)			$ 0.30
Stock premium for liquidity			38.00%
Term (years)			3 years
Warrant exercise trigger price			41.00%
Expected volatility	109.00%	107.00%	95.00%
Weighted average risk-free interest rate	1.16%	0.88%	0.40%
Number of warrants (in Shares)			5,882,745
Aggregate fair value (in Dollars)			$ 370,000